INCOME TAXES - Valuation allowance (Details) ¥ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018
Uncertain tax benefits
Interest or penalty expense			¥ 0.0	¥ 0.0	¥ 0.0
Roll-forward of the unrecognized tax benefits
Beginning balance		¥ 65.0	60.0	50.0	18.0
Addition for tax positions			5.0	10.0	32.0
Ending balance			¥ 65.0	60.0	¥ 50.0
Withholding income tax rate (as a percentage)			10.00%
Withholding income tax rate with Hong Kong as holding company (as a percentage)			5.00%
PRC dividend withholding tax accrued			¥ 100.0	¥ 32.0
Period of statute of limitations			3 years
Period of statute of limitations, if the underpayment is more than the specified amount			5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years			¥ 0.1
Period of statute of limitations for transfer pricing issues			10 years
Tax liability reduction due to unrecognized tax benefits		¥ 0.1
Cash dividends declared | $	$ 68
GERMANY
Valuation allowance
Tax loss carryforwards			¥ 1,555.0
China
Valuation allowance
Tax loss carryforwards, expire between 2022 and 2026			¥ 4,901.0
Maximum [Member]
Uncertain tax benefits
Market capitalization percent						2.00%
Minimum [Member]
Uncertain tax benefits
Market capitalization percent						0.50%